ABSOLUTE STRATEGIES FUND
                                    A SHARES
                      SUPPLEMENT DATED NOVEMBER 18, 2005 TO
              PROSPECTUS DATE MAY 6, 2005 AS AMENDED JUNE 20, 2005

THE INFORMATION CONTAINED IN THE SECTION ENTITLED "FEE TABLES" ON PAGES 5 AND 6 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING INFORMATION:


The following tables describe the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of ABSOLUTE, are paid out of the assets of each Fund class and are factored into the share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                   A
                                                                                 SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
the offering price)                                                            4.50% (1)
Maximum Sales Charge (Load) Imposed on Reinvested
Distributions                                                                     None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions
(as a % of the lesser of value of shares redeemed or cost of
shares)                                                                         None (1)
Redemption Fee (as a % of value of shares redeemed)                            1.50% (2)
Exchange Fee (as a % of value of shares redeemed)                              1.50% (2)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(3)
Management Fees (4)                                                              1.60%
Distribution (12b-1) Fees                                                       0.25%(5)
Other Expenses                                                                   0.78%
    Dividend Expenses on Short Sales                                             0.27%
TOTAL ANNUAL FUND OPERATING EXPENSES (5)                                         2.63%
Waivers and Reimbursements(5)                                                   (0.11)%
NET EXPENSES (5)                                                                 2.52%

(1) No initial sales charge is applied to purchases of $1 million or more. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table. A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within one year of purchase. A CDSC will be charged on shares liquidated during the period beginning in the 13th month and ending in the 24th month of purchase as follows: 1.00% for purchases of $1 million but less than $3 million, 0.50% for purchases of $3 million but less than $5 million, and 0.25% for purchases of $5 million or more.
(2) Shares redeemed or exchanged within 60 days of purchase will be charged a redemption fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.
(3) Other Expenses, Total Annual Fund Operating Expenses, Net Expenses are based on projected assets and projected annualized expenses for the Fund's fiscal year ending March 31, 2006. Excluding the effect of the estimated expenses attributable to dividends on short sales and offering costs, the Fund's Total Annual Operating Expenses and Net Expenses, from inception and based on projected assets and annualized expenses for the Fund's fiscal year ending March 31, 2006, would be:

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(3)

                                                                         A
                                                                      SHARES
          Management Fees                                              1.60%
          Distribution (12b-1) Fees                                    0.25% (6)
          Other Expenses                                               0.51%
          TOTAL ANNUAL FUND OPERATING EXPENSES                         2.36%
          Waivers and Reimbursements                                  (0.11)%
          NET EXPENSES                                                 2.25%


     ABSOLUTE has agreed to waive its fee and reimburse Fund expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) of Institutional Shares, A Shares, and C Shares to 1.95%, 2.25%, and 3.25%, respectively, from inception through July 31, 2006 (each an "Expense Cap"). The estimated Net Expenses for each class are equal to the applicable Expense Cap plus the estimated expenses attributable to dividends on short sales for that class. The Expense Caps may be changed or eliminated with the consent of the Board of Trustees at any time.
(4) The Fund may repay ABSOLUTE for expenses reimbursed if such payment is made within three years of the expense reimbursement, is approved by the Board of Trustees, and the resulting class expenses do not exceed 1.95% for
     Institutional Shares and 2.25% for A Shares. ABSOLUTE may seek reimbursement before current expenses are paid.
(5) The Fund has adopted a distribution plan to pay for the marketing of Fund shares and for services provided to shareholders. The plan provides for payments at annual rates (based on average net assets) of up to 0.35% on A Shares 1.00% on C Shares. The Board of Trustees currently limits payments on A Shares to 0.25% of average net assets.

      --------------------------------------------------------------------------

              IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES

      Dividend Expenses occur when the Fund sells an equity security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while increasing the Fund's unrealized gain or loss on the transaction. Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.

      --------------------------------------------------------------------------

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class for the time periods indicated, you pay the applicable maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class' Total Annual Fund Operating Expenses and Net Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            A
                                          SHARES
1 YEAR                                     $694
3 YEARS                                   $1,221

                            ABSOLUTE STRATEGIES FUND
                              INSTITUTIONAL SHARES
                                    A SHARES
                      SUPPLEMENT DATED NOVEMBER 18, 2005 TO
              PROSPECTUS DATE MAY 6, 2005 AS AMENDED JUNE 29, 2005

THE INFORMATION CONTAINED IN THE SECTION ENTITLED "FEE TABLES" ON PAGES 5 AND 6 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING INFORMATION:


FEE TABLES

The following tables describe the various fees and expenses that you will pay if you invest in the Fund. Shareholder fees are charges you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of ABSOLUTE, are paid out of the assets of each Fund class and are factored into the share price rather than charged directly to shareholder accounts.

        SHAREHOLDER FEES
        (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                   INSTITUTIONAL             A
                                                                       SHARES              SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
the offering price)                                                     None             4.50% (1)
Maximum Sales Charge (Load) Imposed on Reinvested
Distributions                                                           None                None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions
(as a % of the lesser of value of shares redeemed or cost of
shares)                                                                 None              None (1)
Redemption Fee (as a % of value of shares redeemed)                  1.50% (2)           1.50% (2)
Exchange Fee (as a % of value of shares redeemed)                    1.50% (2)           1.50% (2)
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(3)
Management Fees (4)                                                    1.60%               1.60%
Distribution (12b-1) Fees                                               None              0.25%(5)
Other Expenses                                                         0.65%               0.78%
    Dividend Expenses on Short Sales                                   0.27%               0.27%
TOTAL ANNUAL FUND OPERATING EXPENSES (5)                               2.26%               2.63%
Waivers and Reimbursements(5)                                         (0.04)%             (0.11)%
NET EXPENSES (5)                                                       2.22%               2.52%

(1) No initial sales charge is applied to purchases of $1 million or more. Because of rounding of the calculation in determining sales charges, the charges may be more or less than those shown in the table. A contingent deferred sales charge ("CDSC") of 1.00% will be charged on purchases of $1 million or more that are liquidated in whole or in part within one year of purchase. A CDSC will be charged on shares liquidated during the period beginning in the 13th month and ending in the 24th month of purchase as follows: 1.00% for purchases of $1 million but less than $3 million, 0.50% for purchases of $3 million but less than $5 million, and 0.25% for purchases of $5 million or more.
(2) Shares redeemed or exchanged within 60 days of purchase will be charged a redemption fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to limited exceptions. See "Selling Shares - Redemption Fee" and "Exchange Privileges" for additional information.
(3) Other Expenses, Total Annual Fund Operating Expenses, Net Expenses are based on projected assets and projected annualized expenses for the Fund's fiscal year ending March 31, 2006. Excluding the effect of the estimated expenses attributable to dividends on short sales and offering costs, the Fund's Total Annual Operating Expenses and Net Expenses, from inception and based on projected assets and annualized expenses for the Fund's fiscal year ending March 31, 2006, would be:

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)(3)

                                                                    INSTITUTIONAL                A
                                                                       SHARES                 SHARES

          Management Fees                                               1.60%                  1.60%
          Distribution (12b-1) Fees                                     None                  0.25% (6)
          Other Expenses                                                0.39%                  0.51%
          TOTAL ANNUAL FUND OPERATING EXPENSES                          1.99%                  2.36%
          Waivers and Reimbursements                                   (0.04)%                (0.11)%
          NET EXPENSES                                                  1.95%                  2.25%

     ABSOLUTE has agreed to waive its fee and reimburse Fund expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) of Institutional Shares, A Shares, and C Shares to 1.95%, 2.25%, and 3.25%, respectively, from inception through July 31, 2006 (each an "Expense Cap"). The estimated Net Expenses for each class are equal to the applicable Expense Cap plus the estimated expenses attributable to dividends on short sales for that class. The Expense Caps may be changed or eliminated with the consent of the Board of Trustees at any time.
(4) The Fund may repay ABSOLUTE for expenses reimbursed if such payment is made within three years of the expense reimbursement, is approved by the Board of Trustees, and the resulting class expenses do not exceed 1.95% for
     Institutional Shares and 2.25% for A Shares. ABSOLUTE may seek reimbursement before current expenses are paid.
(5) The Fund has adopted a distribution plan to pay for the marketing of Fund shares and for services provided to shareholders. The plan provides for payments at annual rates (based on average net assets) of up to 0.35% on A Shares 1.00% on C Shares. The Board of Trustees currently limits payments on A Shares to 0.25% of average net assets.

      --------------------------------------------------------------------------

              IMPORTANT INFORMATION REGARDING DIVIDENDS ON SHORT SALES

      Dividend Expenses occur when the Fund sells an equity security short to gain the inverse exposure necessary to meet its investment objective. When the Fund sells a security short, the Fund borrows the security from a lender and then sells the security in the general market. The Fund is obligated to pay any dividend declared during the duration of the short to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the dividend as an expense. Generally, the payment of the dividend reduces the value of the short position while increasing the Fund's unrealized gain or loss on the transaction. Dividend expenses are not fees charged to shareholders by the Fund or any Fund service provider but are similar to transaction charges or capital expenditures related to the on-going management of the Fund's portfolio.

      --------------------------------------------------------------------------

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in a Fund class for the time periods indicated, you pay the applicable maximum sales charge and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that a Fund class' Total Annual Fund Operating Expenses and Net Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      INSTITUTIONAL           A
                                          SHARES            SHARES

1 YEAR                                     $225              $694
3 YEARS                                    $702             $1,221